Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Nov. 30, 2019	May 31, 2019	May 31, 2018
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	$ 1,614,118	$ 1,614,118
Accumulated amortization	188,489	85,677
Intangible assets, Net Carrying Value	$ 1,425,629	$ 1,528,441
Non-Competes [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	4 years	4 years 6 months
Finite lived intangible assets, Cost	$ 1,023,118	$ 1,023,118
Accumulated amortization	187,572	85,260
Intangible assets, Net Carrying Value	$ 835,546	$ 937,858
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life, description	Indefinite	Indefinite
Indefinite lived intangible assets, Cost	$ 588,000	$ 588,000
Accumulated amortization
Intangible assets, Net Carrying Value	$ 588,000	$ 588,000
Internet Domain [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, useful life	2 years	2 years 6 months
Finite lived intangible assets, Cost	$ 3,000	$ 3,000
Accumulated amortization	917	417
Intangible assets, Net Carrying Value	$ 2,083	$ 2,583